Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans Issued and Guarantees Granted (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of period		€ 119 [1]	€ 153
Movement in loans during the period		(72)	(34)
Changes in the group of consolidated companies		0	0
Exchange rate changes/other		22	0
Loans outstanding, end of period	[1]	70	119
Other credit risk related transactions:
Allowance for loan losses		1	0
Provision for loan losses		0	0
Guarantees and commitments		€ 3	€ 5

[1]	Loans past due were € 0 million as of June 30, 2023, and € 0 million as of December 31, 2022. For the total loans the Group held collateral of € 0 million and € 0 million as of June 30, 2023, and December 31, 2022, respectively